UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-7205

Variable Insurance Products Fund III

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

This report on Form N-Q relates solely to the Registrant’s VIP Balanced Portfolio, VIP Dynamic Capital Appreciation Portfolio, VIP Growth & Income Portfolio, VIP Growth Opportunities Portfolio and VIP Value Strategies Portfolio series (each, a “Fund” and collectively, the “Funds”).

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Balanced Portfolio

March 31, 2016

VIPBAL-QTLY-0516
1.799884.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.3%
Delphi Automotive PLC	130,500	$9,790,110
Automobiles - 0.2%
Tesla Motors, Inc. (a)	29,400	6,755,238
Diversified Consumer Services - 0.2%
2U, Inc. (a)	127,250	2,875,850
H&R Block, Inc.	130,600	3,450,452
		6,326,302
Hotels, Restaurants & Leisure - 1.2%
Hilton Worldwide Holdings, Inc.	559,500	12,599,940
Las Vegas Sands Corp.	108,500	5,607,280
Starbucks Corp.	280,590	16,751,223
Tuniu Corp. Class A sponsored ADR (a)	12,731	132,784
		35,091,227
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	55,840	33,148,858
Media - 1.8%
Charter Communications, Inc. Class A (a)(b)	87,000	17,611,410
Comcast Corp. Class A	24,500	1,496,460
ITV PLC	607,622	2,104,945
Manchester United PLC	107,600	1,553,744
MDC Partners, Inc. Class A	269,686	6,364,590
The Walt Disney Co.	247,400	24,569,294
		53,700,443
Multiline Retail - 0.2%
B&M European Value Retail S.A.	1,628,483	6,207,464
Specialty Retail - 2.6%
AutoZone, Inc. (a)	16,090	12,818,742
Home Depot, Inc.	177,608	23,698,235
L Brands, Inc.	192,194	16,876,555
Ross Stores, Inc.	233,643	13,527,930
TJX Companies, Inc.	113,940	8,927,199
		75,848,661
Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. Class B	332,530	20,440,619
VF Corp.	206,400	13,366,464
		33,807,083

TOTAL CONSUMER DISCRETIONARY		260,675,386

CONSUMER STAPLES - 6.8%
Beverages - 1.5%
Constellation Brands, Inc. Class A (sub. vtg.)	55,500	8,385,495
Monster Beverage Corp.	50,800	6,775,704
The Coca-Cola Co.	664,886	30,844,062
		46,005,261
Food & Staples Retailing - 1.6%
CVS Health Corp.	226,580	23,503,143
Kroger Co.	351,174	13,432,406
Sprouts Farmers Market LLC (a)	71,400	2,073,456
Wal-Mart Stores, Inc.	42,400	2,903,976
Walgreens Boots Alliance, Inc.	35,600	2,998,944
Whole Foods Market, Inc.	122,300	3,804,753
		48,716,678
Food Products - 0.5%
Mead Johnson Nutrition Co. Class A	86,332	7,335,630
The Hershey Co.	49,400	4,549,246
TreeHouse Foods, Inc. (a)	23,700	2,055,975
		13,940,851
Household Products - 1.0%
Colgate-Palmolive Co.	274,400	19,386,360
Procter & Gamble Co.	120,976	9,957,535
		29,343,895
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	75,292	7,100,789
Nu Skin Enterprises, Inc. Class A	55,816	2,134,962
		9,235,751
Tobacco - 1.9%
Altria Group, Inc.	415,700	26,047,762
British American Tobacco PLC sponsored ADR	172,919	20,215,960
Philip Morris International, Inc.	97,000	9,516,670
		55,780,392

TOTAL CONSUMER STAPLES		203,022,828

ENERGY - 4.4%
Energy Equipment & Services - 1.0%
Aspen Aerogels, Inc. (a)	24,037	108,167
Baker Hughes, Inc.	185,800	8,143,614
Dril-Quip, Inc. (a)	34,900	2,113,544
Halliburton Co.	66,800	2,386,096
Independence Contract Drilling, Inc. (a)	112,473	536,496
Oceaneering International, Inc.	47,700	1,585,548
Schlumberger Ltd.	208,100	15,347,375
		30,220,840
Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp.	188,649	8,785,384
Apache Corp.	144,900	7,072,569
Black Stone Minerals LP	125,600	1,759,656
Cabot Oil & Gas Corp.	165,660	3,762,139
Chevron Corp.	98,700	9,415,980
Cimarex Energy Co.	43,185	4,200,605
ConocoPhillips Co.	230,000	9,262,100
Devon Energy Corp.	36,800	1,009,792
EOG Resources, Inc.	51,966	3,771,692
Exxon Mobil Corp.	126,300	10,557,417
Kinder Morgan, Inc.	28,900	516,154
Memorial Resource Development Corp. (a)	135,723	1,381,660
Newfield Exploration Co. (a)	107,700	3,581,025
Noble Energy, Inc.	248,913	7,818,357
Parsley Energy, Inc. Class A (a)	74,700	1,688,220
Phillips 66 Co.	106,326	9,206,768
Pioneer Natural Resources Co.	36,900	5,193,306
PrairieSky Royalty Ltd. (b)	148,034	2,808,514
SM Energy Co. (b)	127,700	2,393,098
Suncor Energy, Inc.	250,880	6,986,972
		101,171,408

TOTAL ENERGY		131,392,248

FINANCIALS - 9.8%
Banks - 3.8%
Bank of America Corp.	1,586,687	21,452,008
Citigroup, Inc.	367,654	15,349,555
Comerica, Inc.	145,900	5,525,233
FirstMerit Corp.	38,900	818,845
Huntington Bancshares, Inc.	792,430	7,559,782
JPMorgan Chase & Co.	449,400	26,613,468
M&T Bank Corp.	104,300	11,577,300
Regions Financial Corp.	482,200	3,785,270
Synovus Financial Corp.	79,942	2,311,123
U.S. Bancorp	374,647	15,206,922
Zions Bancorporation	107,700	2,607,417
		112,806,923
Capital Markets - 1.1%
Bank of New York Mellon Corp.	72,560	2,672,385
BlackRock, Inc. Class A	21,672	7,380,833
E*TRADE Financial Corp. (a)	113,900	2,789,411
Goldman Sachs Group, Inc.	92,100	14,457,858
Invesco Ltd.	68,112	2,095,806
Northern Trust Corp.	64,800	4,223,016
Oaktree Capital Group LLC Class A	15,191	749,372
		34,368,681
Consumer Finance - 1.5%
Capital One Financial Corp.	444,131	30,782,720
Discover Financial Services	61,400	3,126,488
Imperial Holdings, Inc. warrants 4/11/19 (a)	6,565	1,739
Navient Corp.	367,252	4,396,006
OneMain Holdings, Inc. (a)	119,200	3,269,656
SLM Corp. (a)	554,052	3,523,771
		45,100,380
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc.:
Class A (a)	17	3,628,650
Class B (a)	81,500	11,563,220
Broadcom Ltd.	31,200	4,820,400
IntercontinentalExchange, Inc.	9,100	2,139,774
KBC Ancora	38,000	1,245,102
PICO Holdings, Inc. (a)	48,568	496,851
		23,893,997
Insurance - 1.1%
Chubb Ltd.	101,630	12,109,215
Direct Line Insurance Group PLC	495,345	2,633,748
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,300	727,770
Marsh & McLennan Companies, Inc.	194,233	11,807,424
MetLife, Inc.	73,891	3,246,771
Unum Group	57,500	1,777,900
WMI Holdings Corp. (a)	57	133
		32,302,961
Real Estate Investment Trusts - 1.4%
Altisource Residential Corp. Class B	192,100	2,305,200
American Tower Corp.	31,000	3,173,470
Boston Properties, Inc.	35,100	4,460,508
Coresite Realty Corp.	10,000	700,100
Crown Castle International Corp.	10,880	941,120
Duke Realty LP	176,700	3,982,818
Equinix, Inc.	15,500	5,126,005
Extra Space Storage, Inc.	42,400	3,962,704
FelCor Lodging Trust, Inc.	132,600	1,076,712
Outfront Media, Inc.	100,820	2,127,302
Store Capital Corp.	351,500	9,096,820
Sun Communities, Inc.	6,600	472,626
VEREIT, Inc.	406,200	3,602,994
		41,028,379
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	156,406	4,507,621
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	101,600	1

TOTAL FINANCIALS		294,008,943

HEALTH CARE - 9.2%
Biotechnology - 2.5%
AbbVie, Inc.	41,129	2,349,288
Alexion Pharmaceuticals, Inc. (a)	55,350	7,705,827
Amgen, Inc.	128,109	19,207,382
Biogen, Inc. (a)	45,091	11,738,089
BioMarin Pharmaceutical, Inc. (a)	26,000	2,144,480
Celgene Corp. (a)	123,000	12,311,070
Gilead Sciences, Inc.	149,283	13,713,136
Regeneron Pharmaceuticals, Inc. (a)	16,700	6,019,348
		75,188,620
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	256,400	10,725,212
Boston Scientific Corp. (a)	840,080	15,801,905
Edwards Lifesciences Corp. (a)	76,000	6,703,960
Medtronic PLC	341,656	25,624,200
The Cooper Companies, Inc.	36,888	5,679,645
Wright Medical Group NV (a)	127,300	2,113,180
		66,648,102
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc. (a)	48,500	770,180
Cigna Corp.	92,000	12,626,080
HealthSouth Corp. warrants 1/17/17 (a)	106	217
Henry Schein, Inc. (a)	49,724	8,583,854
McKesson Corp.	58,528	9,203,528
UnitedHealth Group, Inc.	163,600	21,088,040
		52,271,899
Health Care Technology - 0.1%
Medidata Solutions, Inc. (a)	28,075	1,086,783
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	143,300	5,710,505
Thermo Fisher Scientific, Inc.	70,117	9,927,866
		15,638,371
Pharmaceuticals - 2.1%
Allergan PLC (a)	73,923	19,813,582
Bristol-Myers Squibb Co.	359,860	22,987,857
Horizon Pharma PLC (a)	149,800	2,482,186
Horizon Pharma PLC warrants 9/25/17 (a)	164,400	1,986,185
Pfizer, Inc.	175,600	5,204,784
Shire PLC sponsored ADR (b)	21,300	3,661,470
Teva Pharmaceutical Industries Ltd. sponsored ADR	124,700	6,672,697
		62,808,761

TOTAL HEALTH CARE		273,642,536

INDUSTRIALS - 6.0%
Aerospace & Defense - 0.6%
United Technologies Corp.	181,800	18,198,180
Commercial Services & Supplies - 0.3%
Stericycle, Inc. (a)	74,350	9,382,227
Electrical Equipment - 1.6%
AMETEK, Inc.	886,991	44,331,810
SolarCity Corp. (a)	55,900	1,374,022
Sunrun, Inc. (a)(b)	67,925	440,154
		46,145,986
Industrial Conglomerates - 2.9%
Danaher Corp.	471,918	44,766,141
Roper Technologies, Inc.	228,181	41,704,641
		86,470,782
Machinery - 0.0%
SPX Flow, Inc. (a)	12,400	310,992
Professional Services - 0.6%
Verisk Analytics, Inc. (a)	216,200	17,278,704
WageWorks, Inc. (a)	33,300	1,685,313
		18,964,017

TOTAL INDUSTRIALS		179,472,184

INFORMATION TECHNOLOGY - 13.0%
Electronic Equipment & Components - 0.1%
Samsung SDI Co. Ltd.	24,060	2,079,934
Internet Software & Services - 4.5%
58.com, Inc. ADR (a)	12,300	684,495
Alibaba Group Holding Ltd. sponsored ADR (a)	105,100	8,306,053
Alphabet, Inc.:
Class A	3,600	2,746,440
Class C	83,549	62,239,826
Box, Inc. Class A (a)(b)	77,800	953,828
Cornerstone OnDemand, Inc. (a)	80,900	2,651,093
Cvent, Inc. (a)	189,078	4,046,269
Demandware, Inc. (a)	20,800	813,280
Facebook, Inc. Class A (a)	297,304	33,922,386
Just Dial Ltd.	147,237	1,703,154
Marketo, Inc. (a)	8,900	174,173
New Relic, Inc. (a)	214,410	5,591,813
Opower, Inc. (a)(b)	311,663	2,122,425
Shopify, Inc. Class A	26,100	736,281
Tencent Holdings Ltd.	55,800	1,140,796
Velti PLC (a)(c)	284,296	768
Yahoo!, Inc. (a)	204,900	7,542,369
		135,375,449
IT Services - 1.1%
ASAC II LP (a)(c)	444,553	10,366,710
Blackhawk Network Holdings, Inc. (a)	128,691	4,414,101
Cognizant Technology Solutions Corp. Class A (a)	25,000	1,567,500
Fidelity National Information Services, Inc.	8,300	525,473
Global Payments, Inc.	47,100	3,075,630
Sabre Corp.	102,942	2,977,083
Travelport Worldwide Ltd.	624,464	8,530,178
		31,456,675
Semiconductors & Semiconductor Equipment - 2.0%
Intersil Corp. Class A	165,774	2,216,398
Marvell Technology Group Ltd.	741,600	7,645,896
Maxim Integrated Products, Inc.	8,254	303,582
Micron Technology, Inc. (a)	86,100	901,467
NVIDIA Corp.	113,500	4,044,005
NXP Semiconductors NV (a)	164,100	13,303,587
Qorvo, Inc. (a)	470,465	23,716,141
Qualcomm, Inc.	108,208	5,533,757
Semtech Corp. (a)	149,200	3,280,908
		60,945,741
Software - 2.9%
Activision Blizzard, Inc.	113,700	3,847,608
Adobe Systems, Inc. (a)	62,931	5,902,928
Autodesk, Inc. (a)	473,700	27,621,447
Electronic Arts, Inc. (a)	147,400	9,744,614
Fleetmatics Group PLC (a)	48,116	1,958,802
HubSpot, Inc. (a)	36,610	1,596,928
Imperva, Inc. (a)	13,119	662,510
Microsoft Corp.	261,700	14,453,691
Mobileye NV (a)	29,200	1,088,868
Salesforce.com, Inc. (a)	220,100	16,249,983
Tableau Software, Inc. (a)	12,400	568,788
Varonis Systems, Inc. (a)	77,732	1,418,609
Zendesk, Inc. (a)	126,200	2,641,366
		87,756,142
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	471,911	51,433,580
EMC Corp.	295,300	7,869,745
HP, Inc.	792,400	9,762,368
SanDisk Corp.	20,400	1,552,032
		70,617,725

TOTAL INFORMATION TECHNOLOGY		388,231,666

MATERIALS - 2.5%
Chemicals - 2.0%
CF Industries Holdings, Inc.	70,800	2,218,872
E.I. du Pont de Nemours & Co.	217,300	13,759,436
Eastman Chemical Co.	87,696	6,334,282
Ecolab, Inc.	237,197	26,452,209
PPG Industries, Inc.	60,500	6,745,145
W.R. Grace & Co. (a)	54,025	3,845,500
		59,355,444
Construction Materials - 0.1%
Eagle Materials, Inc.	55,700	3,905,127
Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	290,998	3,739,324
WestRock Co.	162,522	6,343,234
		10,082,558

TOTAL MATERIALS		73,343,129

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	636,971	24,950,154
Cogent Communications Group, Inc.	43,400	1,693,902
Frontier Communications Corp.	56,100	313,599
inContact, Inc. (a)	169,400	1,505,966
Level 3 Communications, Inc. (a)	79,704	4,212,356
SBA Communications Corp. Class A (a)	5,350	535,910
Verizon Communications, Inc.	238,596	12,903,272
Zayo Group Holdings, Inc. (a)	28,200	683,568
		46,798,727
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	20,800	796,640
Telephone & Data Systems, Inc.	26,000	782,340
		1,578,980

TOTAL TELECOMMUNICATION SERVICES		48,377,707

UTILITIES - 2.1%
Electric Utilities - 1.2%
Edison International	64,405	4,630,075
Exelon Corp.	294,000	10,542,840
FirstEnergy Corp.	51,400	1,848,858
NextEra Energy, Inc.	104,551	12,372,565
PPL Corp.	183,050	6,968,714
		36,363,052
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	81,070	1,054,721
NRG Yield, Inc. Class C	54,300	773,232
		1,827,953
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	43,200	903,744
Dominion Resources, Inc.	105,700	7,940,184
PG&E Corp.	98,350	5,873,462
Sempra Energy	84,095	8,750,085
		23,467,475

TOTAL UTILITIES		61,658,480

TOTAL COMMON STOCKS
(Cost $1,694,278,929)		1,913,825,107

Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%
(Cost $1,800,000)	36,000	705,960
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $1,162,000)	1,162,000	1,084,320

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.31% 4/28/16 to 6/23/16 (d)
(Cost $629,751)	630,000	629,872
	Shares	Value

Fixed-Income Funds - 34.2%
Fidelity High Income Central Fund 2 (e)	732,874	$75,573,926
Fidelity VIP Investment Grade Central Fund (e)	8,991,996	944,159,615
TOTAL FIXED-INCOME FUNDS
(Cost $1,004,200,421)		1,019,733,541

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.39% (f)	50,576,709	50,576,709
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	18,493,225	18,493,225
TOTAL MONEY MARKET FUNDS
(Cost $69,069,934)		69,069,934
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $2,771,141,035)		3,005,048,734
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(19,492,588)
NET ASSETS - 100%		$2,985,556,146

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
124 CME E-mini S&P 500 Index Contracts (United States)	June 2016	12,719,300	$282,477

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,367,478 or 0.3% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $629,872.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$4,445,530
Velti PLC	4/19/13	$426,444

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$39,462
Fidelity High Income Central Fund 2	1,220,110
Fidelity Securities Lending Cash Central Fund	57,200
Fidelity VIP Investment Grade Central Fund	7,715,225
Total	$9,031,997

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$53,349,035	$21,121,629	$--	$75,573,926	9.6%
Fidelity VIP Investment Grade Central Fund	915,358,433	17,175,991	--	944,159,615	20.5%
Total	$968,707,468	$38,297,620	$--	$1,019,733,541

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$260,675,386	$260,675,386	$--	$--
Consumer Staples	203,022,828	203,022,828	--	--
Energy	132,098,208	132,098,208	--	--
Financials	294,008,943	294,007,203	1,739	1
Health Care	273,642,536	271,656,351	1,986,185	--
Industrials	179,472,184	179,472,184	--	--
Information Technology	388,231,666	376,723,392	1,141,564	10,366,710
Materials	73,343,129	73,343,129	--	--
Telecommunication Services	48,377,707	48,377,707	--	--
Utilities	61,658,480	61,658,480	--	--
Corporate Bonds	1,084,320	--	1,084,320	--
U.S. Government and Government Agency Obligations	629,872	--	629,872	--
Fixed-Income Funds	1,019,733,541	1,019,733,541	--	--
Money Market Funds	69,069,934	69,069,934	--	--
Total Investments in Securities:	$3,005,048,734	$2,989,838,343	$4,843,680	$10,366,711
Derivative Instruments:
Assets
Futures Contracts	$282,477	$282,477	$--	$--
Total Assets	$282,477	$282,477	$--	$--
Total Derivative Instruments:	$282,477	$282,477	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $2,774,035,777. Net unrealized appreciation aggregated $231,012,957, of which $334,659,754 related to appreciated investment securities and $103,646,797 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Dynamic Capital Appreciation Portfolio

March 31, 2016

VIPDCA-QTLY-0516
1.799855.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 34.0%
Auto Components - 0.1%
Tenneco, Inc. (a)	2,300	$118,473
Automobiles - 4.0%
Ford Motor Co.	253,550	3,422,925
General Motors Co.	99,700	3,133,571
Tesla Motors, Inc. (a)	5,300	1,217,781
		7,774,277
Hotels, Restaurants & Leisure - 9.2%
Chipotle Mexican Grill, Inc. (a)	1,784	840,210
Dalata Hotel Group PLC (a)	170,740	865,151
Las Vegas Sands Corp.	223,579	11,554,563
McDonald's Corp.	8,397	1,055,335
Starbucks Corp.	31,818	1,899,535
Whitbread PLC	30,899	1,757,396
		17,972,190
Household Durables - 1.8%
Cairn Homes PLC (a)(b)	679,800	895,378
Cairn Homes PLC rights 4/13/16	141,064	6,019
D.R. Horton, Inc.	5,900	178,357
Lennar Corp. Class A	6,200	299,832
Newell Rubbermaid, Inc. (c)	23,800	1,054,102
Tempur Sealy International, Inc. (a)	11,799	717,261
TRI Pointe Homes, Inc. (a)	27,300	321,594
		3,472,543
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	3,400	2,018,376
Leisure Products - 1.1%
Polaris Industries, Inc.	21,713	2,138,296
Media - 5.4%
Altice NV Class A (a)	57,535	1,025,246
CBS Corp. Class B	14,900	820,841
Charter Communications, Inc. Class A (a)(c)	4,100	829,963
Havas SA	103,200	827,538
Interpublic Group of Companies, Inc.	63,084	1,447,778
ITV PLC	401,054	1,389,345
Omnicom Group, Inc.	6,100	507,703
Scripps Networks Interactive, Inc. Class A	6,800	445,400
The Walt Disney Co.	33,300	3,307,023
		10,600,837
Multiline Retail - 2.9%
Dillard's, Inc. Class A	11,908	1,011,108
Dollar General Corp.	9,208	788,205
JC Penney Corp., Inc. (a)(c)	339,300	3,752,658
		5,551,971
Specialty Retail - 8.5%
AutoZone, Inc. (a)	7,357	5,861,248
Home Depot, Inc.	34,687	4,628,286
L Brands, Inc.	10,700	939,567
O'Reilly Automotive, Inc. (a)	4,300	1,176,738
The Children's Place Retail Stores, Inc.	5,100	425,697
TJX Companies, Inc.	13,290	1,041,272
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	12,974	2,513,583
		16,586,391

TOTAL CONSUMER DISCRETIONARY		66,233,354

CONSUMER STAPLES - 3.5%
Beverages - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.)	3,000	453,270
Molson Coors Brewing Co. Class B	3,700	355,866
		809,136
Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	5,000	787,900
Tobacco - 2.7%
Imperial Tobacco Group PLC	40,957	2,272,390
Reynolds American, Inc.	58,700	2,953,197
		5,225,587

TOTAL CONSUMER STAPLES		6,822,623

ENERGY - 0.8%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	8,700	381,321
Halliburton Co.	9,500	339,340
		720,661
Oil, Gas & Consumable Fuels - 0.4%
Apache Corp.	5,100	248,931
Concho Resources, Inc. (a)	1,700	171,768
Marathon Oil Corp.	12,500	139,250
Pioneer Natural Resources Co.	1,200	168,888
Whiting Petroleum Corp. (a)	16,000	127,680
		856,517

TOTAL ENERGY		1,577,178

FINANCIALS - 9.2%
Banks - 0.9%
Bank of Montreal	8,200	497,967
Bank of Nova Scotia	9,300	454,492
Royal Bank of Canada	8,200	472,459
The Toronto-Dominion Bank	8,700	375,532
		1,800,450
Capital Markets - 3.1%
Ameriprise Financial, Inc.	29,292	2,753,741
E*TRADE Financial Corp. (a)	129,740	3,177,333
		5,931,074
Diversified Financial Services - 4.9%
Broadcom Ltd.	2,700	417,150
CME Group, Inc.	54,361	5,221,374
McGraw Hill Financial, Inc.	33,176	3,283,760
MSCI, Inc. Class A	7,700	570,416
		9,492,700
Real Estate Investment Trusts - 0.3%
American Tower Corp.	5,600	573,272

TOTAL FINANCIALS		17,797,496

HEALTH CARE - 30.2%
Biotechnology - 24.7%
Actelion Ltd.	19,191	2,868,022
Alexion Pharmaceuticals, Inc. (a)	10,700	1,489,654
Amgen, Inc.	36,801	5,517,574
Biogen, Inc. (a)	14,940	3,889,181
BioMarin Pharmaceutical, Inc. (a)	3,200	263,936
Celgene Corp. (a)	97,939	9,802,715
Gilead Sciences, Inc.	165,714	15,222,488
Medivation, Inc. (a)	137,639	6,328,641
Regeneron Pharmaceuticals, Inc. (a)	5,300	1,910,332
United Therapeutics Corp. (a)	2,500	278,575
Vertex Pharmaceuticals, Inc. (a)	5,500	437,195
		48,008,313
Health Care Equipment & Supplies - 0.2%
Edwards Lifesciences Corp. (a)	5,000	441,050
Health Care Technology - 0.1%
Medidata Solutions, Inc. (a)	5,100	197,421
Veeva Systems, Inc. Class A (a)	4,800	120,192
		317,613
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	3,600	583,596
Pharmaceuticals - 4.9%
Allergan PLC (a)	5,893	1,579,501
Bristol-Myers Squibb Co.	9,121	582,649
Cardiome Pharma Corp. (a)	15,800	64,622
Jazz Pharmaceuticals PLC (a)	30,599	3,994,699
Pacira Pharmaceuticals, Inc. (a)(c)	43,839	2,322,590
The Medicines Company (a)	30,000	953,100
		9,497,161

TOTAL HEALTH CARE		58,847,733

INDUSTRIALS - 4.7%
Aerospace & Defense - 2.0%
General Dynamics Corp.	3,200	420,384
Lockheed Martin Corp.	5,800	1,284,700
Northrop Grumman Corp.	6,300	1,246,770
Raytheon Co.	7,000	858,410
		3,810,264
Airlines - 1.4%
Air Canada (a)	73,300	505,692
Ryanair Holdings PLC sponsored ADR	27,007	2,317,741
		2,823,433
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	2,600	106,002
Tyco International Ltd.	3,700	135,827
		241,829
Electrical Equipment - 0.1%
Generac Holdings, Inc. (a)	4,400	163,856
Regal Beloit Corp.	500	31,545
		195,401
Industrial Conglomerates - 0.1%
Roper Technologies, Inc.	600	109,662
Machinery - 0.0%
Xylem, Inc.	2,434	99,551
Marine - 0.6%
Irish Continental Group PLC unit	175,000	1,085,272
Professional Services - 0.2%
Equifax, Inc.	2,600	297,154
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	11,350	375,345

TOTAL INDUSTRIALS		9,037,911

INFORMATION TECHNOLOGY - 12.5%
Internet Software & Services - 3.8%
Alphabet, Inc. Class C	1,600	1,191,920
Datalex PLC	102,007	343,230
Facebook, Inc. Class A (a)	51,414	5,866,337
		7,401,487
IT Services - 2.0%
Accenture PLC Class A	900	103,860
Fiserv, Inc. (a)	8,755	898,088
Genpact Ltd. (a)	11,500	312,685
Global Payments, Inc.	4,700	306,910
PayPal Holdings, Inc. (a)	28,900	1,115,540
Vantiv, Inc. (a)	6,200	334,056
Visa, Inc. Class A	10,400	795,392
		3,866,531
Semiconductors & Semiconductor Equipment - 0.0%
Maxim Integrated Products, Inc.	2,400	88,272
Software - 6.1%
Adobe Systems, Inc. (a)	68,266	6,403,351
Electronic Arts, Inc. (a)	3,800	251,218
Microsoft Corp.	87,926	4,856,153
Workday, Inc. Class A (a)	4,300	330,412
		11,841,134
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	10,000	1,089,900

TOTAL INFORMATION TECHNOLOGY		24,287,324

MATERIALS - 1.1%
Chemicals - 1.1%
LyondellBasell Industries NV Class A	13,100	1,121,098
PPG Industries, Inc.	8,935	996,163
		2,117,261
TOTAL COMMON STOCKS
(Cost $163,071,271)		186,720,880

Money Market Funds - 8.5%
Fidelity Cash Central Fund, 0.39% (d)	10,143,268	10,143,268
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	6,423,550	6,423,550
TOTAL MONEY MARKET FUNDS
(Cost $16,566,818)		16,566,818
TOTAL INVESTMENT PORTFOLIO - 104.5%
(Cost $179,638,089)		203,287,698
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(8,687,906)
NET ASSETS - 100%		$194,599,792

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,989
Fidelity Securities Lending Cash Central Fund	14,014
Total	$20,003

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$66,233,354	$66,227,335	$6,019	$--
Consumer Staples	6,822,623	6,822,623	--	--
Energy	1,577,178	1,577,178	--	--
Financials	17,797,496	17,797,496	--	--
Health Care	58,847,733	58,847,733	--	--
Industrials	9,037,911	9,037,911	--	--
Information Technology	24,287,324	24,287,324	--	--
Materials	2,117,261	2,117,261	--	--
Money Market Funds	16,566,818	16,566,818	--	--
Total Investments in Securities:	$203,287,698	$203,281,679	$6,019	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$2,666,468

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $179,811,863. Net unrealized appreciation aggregated $23,475,835, of which $27,754,407 related to appreciated investment securities and $4,278,572 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

March 31, 2016

VIPGI-QTLY-0516
1.799851.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.1%
BorgWarner, Inc.	19,400	$744,960
Johnson Controls, Inc.	7,700	300,069
		1,045,029
Automobiles - 0.2%
General Motors Co.	34,500	1,084,335
Harley-Davidson, Inc.	15,400	790,482
		1,874,817
Hotels, Restaurants & Leisure - 1.0%
Cedar Fair LP (depositary unit)	2,700	160,515
Dunkin' Brands Group, Inc.	34,800	1,641,516
Las Vegas Sands Corp.	43,300	2,237,744
Whitbread PLC	12,526	712,423
Yum! Brands, Inc.	62,389	5,106,540
		9,858,738
Household Durables - 0.1%
Tupperware Brands Corp.	23,800	1,379,924
Leisure Products - 0.3%
Mattel, Inc.	31,700	1,065,754
NJOY, Inc. (a)(b)	95,073	12,169
Polaris Industries, Inc.	16,500	1,624,920
		2,702,843
Media - 4.4%
Comcast Corp. Class A	290,471	17,741,969
Scripps Networks Interactive, Inc. Class A	88,455	5,793,803
Sinclair Broadcast Group, Inc. Class A	54,918	1,688,729
Time Warner, Inc.	171,749	12,460,390
Viacom, Inc. Class B (non-vtg.)	127,400	5,259,072
		42,943,963
Multiline Retail - 1.9%
Target Corp. (c)	225,477	18,552,248
Specialty Retail - 1.2%
Dick's Sporting Goods, Inc.	25,900	1,210,825
Lowe's Companies, Inc.	138,017	10,454,788
		11,665,613
Textiles, Apparel & Luxury Goods - 0.0%
Ralph Lauren Corp.	5,000	481,300

TOTAL CONSUMER DISCRETIONARY		90,504,475

CONSUMER STAPLES - 7.8%
Beverages - 2.7%
Britvic PLC	28,000	285,728
Diageo PLC	157,201	4,238,778
PepsiCo, Inc.	33,343	3,416,991
The Coca-Cola Co. (c)	401,453	18,623,405
		26,564,902
Food & Staples Retailing - 1.0%
CVS Health Corp.	65,964	6,842,446
Walgreens Boots Alliance, Inc.	38,523	3,245,178
		10,087,624
Food Products - 0.2%
Mead Johnson Nutrition Co. Class A	26,700	2,268,699
Household Products - 2.4%
Procter& Gamble Co. (c)	283,650	23,347,232
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	16,100	1,296,533
Tobacco - 1.3%
British American Tobacco PLC sponsored ADR	23,857	2,789,122
Imperial Tobacco Group PLC	18,511	1,027,034
Philip Morris International, Inc. (c)	94,638	9,284,934
		13,101,090

TOTAL CONSUMER STAPLES		76,666,080

ENERGY - 11.0%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	54,400	2,384,352
Frank's International NV	7,100	117,008
Helmerich & Payne, Inc.	20,200	1,186,144
Nabors Industries Ltd.	34,000	312,800
National Oilwell Varco, Inc.	75,500	2,348,050
Oceaneering International, Inc.	101,800	3,383,832
Schlumberger Ltd.	37,347	2,754,341
		12,486,527
Oil, Gas & Consumable Fuels - 9.7%
Anadarko Petroleum Corp.	10,700	498,299
Apache Corp.	177,800	8,678,418
Cabot Oil & Gas Corp.	32,700	742,617
Cenovus Energy, Inc.	361,700	4,706,626
Chevron Corp.	244,468	23,322,247
ConocoPhillips Co.	190,400	7,667,408
EQT Midstream Partners LP	12,300	915,489
Golar LNG Ltd.	84,300	1,514,871
Imperial Oil Ltd.	229,800	7,677,399
Kinder Morgan, Inc.	342,800	6,122,408
Legacy Reserves LP	168,788	165,412
MPLX LP	57,346	1,702,603
PrairieSky Royalty Ltd. (d)	110,309	2,092,792
Suncor Energy, Inc.	516,760	14,391,691
Teekay LNG Partners LP	58,300	739,244
The Williams Companies, Inc.	451,790	7,260,265
Williams Partners LP	385,874	7,891,123
		96,088,912

TOTAL ENERGY		108,575,439

FINANCIALS - 20.2%
Banks - 13.0%
Bank of America Corp.	1,833,232	24,785,297
Citigroup, Inc.	514,118	21,464,427
Comerica, Inc.	109,700	4,154,339
Cullen/Frost Bankers, Inc.	12,900	710,919
Fifth Third Bancorp	68,200	1,138,258
JPMorgan Chase & Co. (c)	583,732	34,568,602
Lloyds Banking Group PLC	325,600	317,134
M&T Bank Corp.	38,300	4,251,300
PNC Financial Services Group, Inc.	57,572	4,868,864
Regions Financial Corp.	646,300	5,073,455
Standard Chartered PLC (United Kingdom)	228,093	1,548,067
SunTrust Banks, Inc.	267,664	9,657,317
U.S. Bancorp	284,298	11,539,656
Wells Fargo & Co.	90,969	4,399,261
		128,476,896
Capital Markets - 5.2%
Apollo Global Management LLC Class A	99,100	1,696,592
Ashmore Group PLC	183,100	756,323
Charles Schwab Corp.	209,984	5,883,752
Franklin Resources, Inc.	29,700	1,159,785
Invesco Ltd.	83,800	2,578,526
KKR & Co. LP	381,493	5,604,132
Morgan Stanley	238,183	5,956,957
Northern Trust Corp.	134,545	8,768,298
Oaktree Capital Group LLC Class A	38,200	1,884,406
State Street Corp.	228,679	13,382,295
T. Rowe Price Group, Inc.	1,500	110,190
The Blackstone Group LP	120,300	3,374,415
		51,155,671
Diversified Financial Services - 0.4%
FactSet Research Systems, Inc.	2,300	348,519
McGraw Hill Financial, Inc.	30,600	3,028,788
		3,377,307
Insurance - 1.1%
Chubb Ltd.	5,900	702,985
Marsh & McLennan Companies, Inc.	63,342	3,850,560
MetLife, Inc.	68,414	3,006,111
Principal Financial Group, Inc.	56,100	2,213,145
Willis Group Holdings PLC	4,500	533,970
		10,306,771
Real Estate Investment Trusts - 0.3%
American Tower Corp.	12,800	1,310,336
Crown Castle International Corp.	15,100	1,306,150
First Potomac Realty Trust	9,100	82,446
Sabra Health Care REIT, Inc.	30,600	614,754
		3,313,686
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	167,450	2,076,380

TOTAL FINANCIALS		198,706,711

HEALTH CARE - 11.7%
Biotechnology - 2.0%
AbbVie, Inc.	98,800	5,643,456
Amgen, Inc.	42,944	6,438,594
Biogen, Inc. (a)	18,300	4,763,856
Celgene Corp. (a)	17,300	1,731,557
Intercept Pharmaceuticals, Inc. (a)	6,445	827,989
		19,405,452
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	120,197	5,027,841
Ansell Ltd.	73,458	973,587
Becton, Dickinson & Co.	4,300	652,826
Medtronic PLC	140,285	10,521,375
Zimmer Biomet Holdings, Inc.	43,900	4,681,057
		21,856,686
Health Care Providers & Services - 1.0%
McKesson Corp.	49,288	7,750,538
Patterson Companies, Inc.	52,443	2,440,173
		10,190,711
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	97,600	3,889,360
Pharmaceuticals - 6.1%
Astellas Pharma, Inc.	32,600	433,238
Bristol-Myers Squibb Co.	34,800	2,223,024
GlaxoSmithKline PLC sponsored ADR	395,494	16,037,282
Innoviva, Inc.	44,800	564,032
Johnson & Johnson	201,859	21,841,144
Novartis AG sponsored ADR	3,525	255,351
Sanofi SA	34,312	2,758,541
Shire PLC sponsored ADR (d)	18,900	3,248,910
Teva Pharmaceutical Industries Ltd. sponsored ADR	240,703	12,880,018
		60,241,540

TOTAL HEALTH CARE		115,583,749

INDUSTRIALS - 12.7%
Aerospace & Defense - 2.1%
Meggitt PLC	53,042	309,754
Rolls-Royce Group PLC	163,500	1,597,937
The Boeing Co.	88,917	11,287,124
United Technologies Corp.	74,287	7,436,129
		20,630,944
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	53,700	3,986,151
PostNL NV (a)	691,200	2,815,729
United Parcel Service, Inc. Class B	142,872	15,068,710
		21,870,590
Airlines - 0.3%
Copa Holdings SA Class A	40,238	2,726,125
Building Products - 0.2%
Lennox International, Inc.	12,200	1,649,318
Commercial Services & Supplies - 0.0%
KAR Auction Services, Inc.	4,854	185,132
Electrical Equipment - 1.0%
Eaton Corp. PLC	32,600	2,039,456
Emerson Electric Co.	84,800	4,611,424
Hubbell, Inc. Class B	31,879	3,376,942
		10,027,822
Industrial Conglomerates - 3.3%
General Electric Co. (c)	1,034,450	32,885,166
Machinery - 0.7%
CLARCOR, Inc.	4,100	236,939
Deere & Co.	29,400	2,263,506
Donaldson Co., Inc.	45,800	1,461,478
IMI PLC	28,700	392,624
Pentair PLC	5,200	282,152
Wabtec Corp.	12,200	967,338
Xylem, Inc.	20,800	850,720
		6,454,757
Professional Services - 0.1%
Nielsen Holdings PLC	17,600	926,816
Road & Rail - 2.2%
CSX Corp.	289,147	7,445,535
J.B. Hunt Transport Services, Inc.	83,782	7,057,796
Kansas City Southern	38,200	3,264,190
Norfolk Southern Corp.	32,693	2,721,692
Union Pacific Corp.	21,300	1,694,415
		22,183,628
Trading Companies & Distributors - 0.6%
MSC Industrial Direct Co., Inc. Class A	12,100	923,351
W.W. Grainger, Inc. (d)	2,700	630,261
Watsco, Inc.	28,792	3,879,434
		5,433,046

TOTAL INDUSTRIALS		124,973,344

INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 1.6%
Cisco Systems, Inc.	557,104	15,860,751
Internet Software & Services - 3.3%
Alphabet, Inc.:
Class A	22,418	17,102,692
Class C	19,383	14,439,366
Yahoo!, Inc. (a)	34,485	1,269,393
		32,811,451
IT Services - 5.3%
First Data Corp.	233,831	2,874,484
First Data Corp. Class A (a)	26,600	344,204
IBM Corp.	72,458	10,973,764
MasterCard, Inc. Class A	109,410	10,339,245
Paychex, Inc.	221,531	11,964,889
Unisys Corp. (a)	155,200	1,195,040
Visa, Inc. Class A	190,276	14,552,308
		52,243,934
Semiconductors & Semiconductor Equipment - 2.4%
Maxim Integrated Products, Inc.	87,500	3,218,250
Qualcomm, Inc.	364,261	18,628,308
Xilinx, Inc.	31,200	1,479,816
		23,326,374
Software - 4.1%
Microsoft Corp. (c)	599,913	33,133,195
Oracle Corp.	160,891	6,582,051
SS&C Technologies Holdings, Inc.	12,000	761,040
		40,476,286
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	277,958	30,294,642
EMC Corp.	402,105	10,716,098
HP, Inc.	9,600	118,272
Western Digital Corp.	75,900	3,585,516
		44,714,528

TOTAL INFORMATION TECHNOLOGY		209,433,324

MATERIALS - 2.9%
Chemicals - 2.4%
CF Industries Holdings, Inc.	70,400	2,206,336
E.I. du Pont de Nemours & Co.	50,052	3,169,293
Johnson Matthey PLC	2,700	106,409
LyondellBasell Industries NV Class A	32,800	2,807,024
Monsanto Co.	113,319	9,942,609
Potash Corp. of Saskatchewan, Inc.	203,700	3,467,801
Syngenta AG (Switzerland)	5,897	2,445,467
		24,144,939
Containers & Packaging - 0.5%
Ball Corp.	10,400	741,416
International Paper Co.	4,400	180,576
Packaging Corp. of America	15,900	960,360
WestRock Co.	78,000	3,044,340
		4,926,692

TOTAL MATERIALS		29,071,631

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	137,780	7,451,142
UTILITIES - 0.9%
Electric Utilities - 0.9%
Exelon Corp.	237,700	8,523,922
PPL Corp.	9,700	369,279
		8,893,201
Multi-Utilities - 0.0%
Sempra Energy	4,100	426,605

TOTAL UTILITIES		9,319,806

TOTAL COMMON STOCKS
(Cost $786,236,337)		970,285,701

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 1.2%
HEALTH CARE - 1.1%
Health Care Equipment & Supplies - 1.1%
Alere, Inc. 3.00% (a)	27,129	10,715,955
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	14,300	1,329,185

TOTAL CONVERTIBLE PREFERRED STOCKS		12,045,140

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	5,293,170	7,602
TOTAL PREFERRED STOCKS
(Cost $7,955,977)		12,052,742
	Principal Amount	Value

Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Tesla Motors, Inc. 1.25% 3/1/21	520,000	445,575
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
5% 10/15/18 (b)	519,423	450,246
9.5% 4/15/19 (e)	716,000	574,143
Peabody Energy Corp. 4.75% 12/15/41	1,050,000	7,875
		1,032,264
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19	1,550,000	1,357,219
TOTAL CONVERTIBLE BONDS
(Cost $3,892,764)		2,835,058
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 0.39% (f)	3,570,154	3,570,154
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	5,486,696	5,486,696
TOTAL MONEY MARKET FUNDS
(Cost $9,056,850)		9,056,850
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $807,141,928)		994,230,351
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(8,146,344)
NET ASSETS - 100%		$986,084,007

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
General Electric Co.	5/20/16 - $32.00	2,182	$52,367	$(144,012)
JPMorgan Chase & Co.	4/15/16 - $62.50	1,211	126,293	(10,899)
Microsoft Corp.	5/20/16 - $57.50	601	45,074	(53,790)
Paychex, Inc.	6/17/16 - $55.00	583	34,641	(56,843)
Philip Morris International, Inc.	6/17/16 - $95.00	263	39,719	(128,213)
Procter & Gamble Co.	4/15/16 - $82.50	574	104,014	(38,458)
Target Corp.	4/15/16 - $80.00	484	50,214	(150,040)
Target Corp.	7/15/16 - $87.50	342	50,410	(36,765)
The Coca-Cola Co.	4/15/16 - $44.00	786	37,004	(190,605)
TOTAL WRITTEN OPTIONS			$539,736	$(809,625)

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $462,416 or 0.0% of net assets.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $38,323,695.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $574,143 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13 - 10/15/15	$519,423
NJOY, Inc.	2/14/14	$164,894

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,369
Fidelity Securities Lending Cash Central Fund	19,973
Total	$22,342

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$90,504,475	$90,492,306	$--	$12,169
Consumer Staples	76,666,080	72,427,302	4,238,778	--
Energy	108,575,439	108,575,439	--	--
Financials	198,706,711	198,389,577	317,134	--
Health Care	126,299,704	123,107,925	3,191,779	--
Industrials	126,310,131	124,712,194	1,597,937	--
Information Technology	209,433,324	206,558,840	2,874,484	--
Materials	29,071,631	26,626,164	2,445,467	--
Telecommunication Services	7,451,142	7,451,142	--	--
Utilities	9,319,806	9,319,806	--	--
Corporate Bonds	2,835,058	--	2,835,058	--
Money Market Funds	9,056,850	9,056,850	--	--
Total Investments in Securities:	$994,230,351	$976,717,545	$17,500,637	$12,169
Derivative Instruments:
Liabilities
Written Options	$(809,625)	$(809,625)	$--	$--
Total Liabilities	$(809,625)	$(809,625)	$--	$--
Total Derivative Instruments:	$(809,625)	$(809,625)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $811,580,187. Net unrealized appreciation aggregated $182,650,164, of which $254,830,461 related to appreciated investment securities and $72,180,297 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Opportunities Portfolio

March 31, 2016

VIPGRO-QTLY-0516
1.799866.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 18.8%
Auto Components - 0.4%
Tenneco, Inc. (a)	57,800	$2,977,278
Automobiles - 2.3%
Tesla Motors, Inc. (a)(b)	66,800	15,348,636
Diversified Consumer Services - 0.1%
ServiceMaster Global Holdings, Inc. (a)	21,300	802,584
Hotels, Restaurants & Leisure - 1.6%
Buffalo Wild Wings, Inc. (a)	11,200	1,658,944
Dave & Buster's Entertainment, Inc. (a)	4,000	155,120
Las Vegas Sands Corp.	14,904	770,239
Starbucks Corp.	142,664	8,517,041
		11,101,344
Internet & Catalog Retail - 5.7%
Amazon.com, Inc. (a)	40,973	24,323,212
Expedia, Inc.	45,300	4,884,246
Netflix, Inc. (a)	51,800	5,295,514
Priceline Group, Inc. (a)	2,950	3,802,432
Wayfair LLC Class A (a)	17,500	756,350
		39,061,754
Media - 4.3%
Altice NV Class A (a)	106,072	1,890,151
AMC Networks, Inc. Class A (a)	8,800	571,472
Charter Communications, Inc. Class A (a)(b)	64,000	12,955,520
Comcast Corp. Class A	76,139	4,650,570
Liberty Global PLC Class A (a)	46,800	1,801,800
Lions Gate Entertainment Corp. (b)	63,400	1,385,290
The Walt Disney Co.	64,700	6,425,357
Twenty-First Century Fox, Inc. Class A	2,100	58,548
		29,738,708
Multiline Retail - 0.3%
Dollar General Corp.	20,700	1,771,920
Specialty Retail - 1.4%
CarMax, Inc. (a)(b)	33,900	1,732,290
Home Depot, Inc.	25,810	3,443,828
TJX Companies, Inc.	56,400	4,418,940
		9,595,058
Textiles, Apparel & Luxury Goods - 2.7%
lululemon athletica, Inc. (a)	102,472	6,938,379
NIKE, Inc. Class B	122,318	7,518,887
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	55,000	1,674,750
VF Corp.	31,600	2,046,416
		18,178,432

TOTAL CONSUMER DISCRETIONARY		128,575,714

CONSUMER STAPLES - 5.7%
Beverages - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.)	11,500	1,737,535
Molson Coors Brewing Co. Class B	28,600	2,750,748
Monster Beverage Corp.	23,065	3,076,410
PepsiCo, Inc.	25,400	2,602,992
The Coca-Cola Co.	93,669	4,345,305
		14,512,990
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	40,900	6,445,022
CVS Health Corp.	84,200	8,734,066
Walgreens Boots Alliance, Inc.	40,100	3,378,024
Whole Foods Market, Inc.	22,300	693,753
		19,250,865
Food Products - 0.3%
Mead Johnson Nutrition Co. Class A	23,945	2,034,607
Personal Products - 0.2%
Herbalife Ltd. (a)	26,000	1,600,560
Tobacco - 0.3%
Reynolds American, Inc.	33,300	1,675,323

TOTAL CONSUMER STAPLES		39,074,345

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cabot Oil & Gas Corp.	64,882	1,473,470
Golar LNG Ltd.	5,600	100,632
PDC Energy, Inc. (a)	24,400	1,450,580
		3,024,682
FINANCIALS - 5.1%
Banks - 0.4%
HDFC Bank Ltd. sponsored ADR	50,900	3,136,967
Capital Markets - 1.5%
BlackRock, Inc. Class A	19,200	6,538,944
Charles Schwab Corp.	98,100	2,748,762
Invesco Ltd.	23,600	726,172
		10,013,878
Consumer Finance - 0.2%
Discover Financial Services	33,400	1,700,728
Diversified Financial Services - 0.6%
MSCI, Inc. Class A	52,800	3,911,424
Insurance - 0.4%
FNF Group	50,800	1,722,120
Willis Group Holdings PLC	6,600	783,156
		2,505,276
Real Estate Investment Trusts - 2.0%
American Tower Corp.	132,600	13,574,262

TOTAL FINANCIALS		34,842,535

HEALTH CARE - 15.7%
Biotechnology - 10.0%
AbbVie, Inc.	127,200	7,265,664
ACADIA Pharmaceuticals, Inc. (a)	44,818	1,253,111
Aduro Biotech, Inc. (b)	16,400	210,084
Agios Pharmaceuticals, Inc. (a)	13,200	535,920
Alexion Pharmaceuticals, Inc. (a)	32,552	4,531,889
Alkermes PLC (a)	89,400	3,056,586
Alnylam Pharmaceuticals, Inc. (a)	38,003	2,385,448
Amgen, Inc.	48,059	7,205,486
Amicus Therapeutics, Inc. (a)	133,900	1,131,455
Asterias Biotherapeutics, Inc. (a)(b)	10,595	49,797
aTyr Pharma, Inc. (c)	22,036	86,822
Avalanche Biotechnologies, Inc. (a)	7,900	40,843
Biogen, Inc. (a)	18,600	4,841,952
BioMarin Pharmaceutical, Inc. (a)	33,500	2,763,080
BioTime, Inc. warrants 10/1/18 (a)	9,538	6,009
bluebird bio, Inc. (a)	26,510	1,126,675
Celgene Corp. (a)	52,430	5,247,719
Celldex Therapeutics, Inc. (a)	34,900	131,922
Coherus BioSciences, Inc. (a)	18,500	392,755
Esperion Therapeutics, Inc. (a)(b)	15,800	267,178
Genocea Biosciences, Inc. (a)	9,500	73,530
Gilead Sciences, Inc.	46,786	4,297,762
Infinity Pharmaceuticals, Inc. (a)	20,900	110,143
Insmed, Inc. (a)	76,442	968,520
Intercept Pharmaceuticals, Inc. (a)	2,500	321,175
Ionis Pharmaceuticals, Inc. (a)	125,806	5,095,143
Lexicon Pharmaceuticals, Inc. (a)	28,906	345,427
Merrimack Pharmaceuticals, Inc. (a)	89,800	751,626
Novavax, Inc. (a)	185,000	954,600
Ophthotech Corp. (a)	18,900	798,903
Prothena Corp. PLC (a)	25,402	1,045,546
Regeneron Pharmaceuticals, Inc. (a)	23,200	8,362,208
Regulus Therapeutics, Inc. (a)(b)	54,400	376,992
Rigel Pharmaceuticals, Inc. (a)	111,406	231,724
Sage Therapeutics, Inc. (a)	3,400	109,004
Seres Therapeutics, Inc.	4,400	116,864
Spark Therapeutics, Inc. (a)	500	14,755
Transition Therapeutics, Inc. (a)	97,414	124,690
Vertex Pharmaceuticals, Inc. (a)	21,300	1,693,137
XOMA Corp. (a)(b)	232,224	179,509
		68,501,653
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	221,400	4,164,534
Medtronic PLC	52,200	3,915,000
Stryker Corp.	7,500	804,675
		8,884,209
Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	27,400	2,245,430
Express Scripts Holding Co. (a)	9,626	661,210
HealthSouth Corp. warrants 1/17/17 (a)	221	453
McKesson Corp.	54,585	8,583,491
UnitedHealth Group, Inc.	21,500	2,771,350
		14,261,934
Health Care Technology - 0.3%
athenahealth, Inc. (a)	16,300	2,262,114
Castlight Health, Inc. Class B (a)	17,500	58,275
		2,320,389
Pharmaceuticals - 2.0%
AcelRx Pharmaceuticals, Inc. (a)(b)	146,119	450,047
Allergan PLC (a)	12,463	3,340,458
Bristol-Myers Squibb Co.	58,500	3,736,980
Endo International PLC (a)	54,700	1,539,805
Innoviva, Inc.	25,800	324,822
Intra-Cellular Therapies, Inc. (a)	5,200	144,560
Jazz Pharmaceuticals PLC (a)	7,800	1,018,290
Teva Pharmaceutical Industries Ltd. sponsored ADR	63,400	3,392,534
		13,947,496

TOTAL HEALTH CARE		107,915,681

INDUSTRIALS - 8.2%
Aerospace & Defense - 0.2%
Honeywell International, Inc.	14,900	1,669,545
Air Freight & Logistics - 0.4%
FedEx Corp.	7,000	1,139,040
United Parcel Service, Inc. Class B	13,852	1,460,970
		2,600,010
Airlines - 2.7%
Delta Air Lines, Inc.	60,200	2,930,536
JetBlue Airways Corp. (a)	123,400	2,606,208
Southwest Airlines Co.	210,400	9,425,920
Spirit Airlines, Inc. (a)	75,300	3,612,894
Wizz Air Holdings PLC (a)	1,016	26,864
		18,602,422
Electrical Equipment - 1.4%
Acuity Brands, Inc.	8,300	1,810,562
SolarCity Corp. (a)(b)	282,871	6,952,969
Sunrun, Inc.(a)(b)	76,200	493,776
		9,257,307
Industrial Conglomerates - 1.0%
3M Co.	13,100	2,182,853
Danaher Corp.	48,300	4,581,738
		6,764,591
Professional Services - 0.5%
TriNet Group, Inc. (a)	199,900	2,868,565
Verisk Analytics, Inc. (a)	10,000	799,200
		3,667,765
Road & Rail - 1.2%
Genesee & Wyoming, Inc. Class A (a)	41,400	2,595,780
Hertz Global Holdings, Inc. (a)	27,500	289,575
J.B. Hunt Transport Services, Inc.	24,010	2,022,602
TransForce, Inc.	82,700	1,421,899
Union Pacific Corp.	21,900	1,742,145
		8,072,001
Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	159,100	5,261,437

TOTAL INDUSTRIALS		55,895,078

INFORMATION TECHNOLOGY - 36.5%
Communications Equipment - 0.2%
Infinera Corp. (a)	87,973	1,412,846
Electronic Equipment & Components - 0.1%
CDW Corp.	8,200	340,300
Internet Software & Services - 12.4%
Alphabet, Inc.:
Class A	27,102	20,676,116
Class C	27,763	20,682,047
Demandware, Inc. (a)	49,100	1,919,810
Endurance International Group Holdings, Inc. (a)(b)	850,103	8,951,585
Facebook, Inc. Class A (a)	172,510	19,683,391
GoDaddy, Inc. (a)(b)	271,500	8,777,595
Rackspace Hosting, Inc. (a)	73,200	1,580,388
Wix.com Ltd. (a)	147,807	2,996,048
		85,266,980
IT Services - 10.9%
Accenture PLC Class A	15,500	1,788,700
Alliance Data Systems Corp. (a)	39,400	8,668,000
Booz Allen Hamilton Holding Corp. Class A	55,900	1,692,652
Cognizant Technology Solutions Corp. Class A (a)	212,064	13,296,413
EPAM Systems, Inc. (a)	116,300	8,684,121
Fidelity National Information Services, Inc.	17,600	1,114,256
Gartner, Inc. Class A (a)	16,900	1,510,015
Global Payments, Inc.	36,600	2,389,980
MasterCard, Inc. Class A	96,800	9,147,600
PayPal Holdings, Inc. (a)	49,400	1,906,840
Sabre Corp.	254,500	7,360,140
Travelport Worldwide Ltd.	247,600	3,382,216
Visa, Inc. Class A	181,800	13,904,064
		74,844,997
Semiconductors & Semiconductor Equipment - 2.8%
Cypress Semiconductor Corp. (b)	159,000	1,376,940
Micron Technology, Inc. (a)	186,100	1,948,467
NVIDIA Corp.	75,800	2,700,754
NXP Semiconductors NV (a)	94,300	7,644,901
Qorvo, Inc. (a)	45,500	2,293,655
SolarEdge Technologies, Inc. (b)	128,935	3,241,426
		19,206,143
Software - 4.8%
Adobe Systems, Inc. (a)	25,300	2,373,140
Electronic Arts, Inc. (a)	25,800	1,705,638
Microsoft Corp.	179,649	9,922,014
NetSuite, Inc. (a)(b)	28,100	1,924,569
Red Hat, Inc. (a)	9,300	692,943
Salesforce.com, Inc. (a)	175,077	12,925,935
Tyler Technologies, Inc. (a)	10,300	1,324,683
Workday, Inc. Class A (a)	30,300	2,328,252
		33,197,174
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	320,343	34,914,185
Nimble Storage, Inc. (a)(b)	167,400	1,312,416
Pure Storage, Inc. Class A (a)	6,500	88,985
		36,315,586

TOTAL INFORMATION TECHNOLOGY		250,584,026

MATERIALS - 4.3%
Chemicals - 3.7%
Albemarle Corp. U.S.	12,100	773,553
E.I. du Pont de Nemours & Co.	26,500	1,677,980
Eastman Chemical Co.	27,500	1,986,325
Ecolab, Inc.	13,300	1,483,216
LyondellBasell Industries NV Class A	137,100	11,733,018
PPG Industries, Inc.	46,300	5,161,987
The Chemours Co. LLC	3,860	27,020
The Dow Chemical Co.	50,500	2,568,430
		25,411,529
Containers & Packaging - 0.6%
Sealed Air Corp.	85,700	4,114,457

TOTAL MATERIALS		29,525,986

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.1%
SBA Communications Corp. Class A (a)	74,100	7,422,597
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc. (a)	190,000	7,277,000

TOTAL TELECOMMUNICATION SERVICES		14,699,597

TOTAL COMMON STOCKS
(Cost $476,483,655)		664,137,644

Convertible Preferred Stocks - 0.9%
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (d)	45,022	656,421
Tobacco - 0.1%
PAX Labs, Inc. Series C (d)	215,881	710,248

TOTAL CONSUMER STAPLES		1,366,669

FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. Series G (a)(d)	152,148	491,438
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.5%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	66,008	3,219,357
Software - 0.1%
Cloudera, Inc. Series F (a)(d)	6,366	156,858
Cloudflare, Inc. Series D (a)(d)	5,997	28,126
MongoDB, Inc. Series F, 8.00% (a)(d)	82,814	599,573
		784,557

TOTAL INFORMATION TECHNOLOGY		4,003,914

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,471,285)		5,862,021

Money Market Funds - 8.1%
Fidelity Cash Central Fund, 0.39% (e)	16,690,127	16,690,127
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	38,857,674	38,857,674
TOTAL MONEY MARKET FUNDS
(Cost $55,547,801)		55,547,801
TOTAL INVESTMENT PORTFOLIO - 105.8%
(Cost $536,502,741)		725,547,466
NET OTHER ASSETS (LIABILITIES) - (5.8)%		(39,800,641)
NET ASSETS - 100%		$685,746,825

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $86,822 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,862,022 or 0.9% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blue Apron, Inc. Series D	5/18/15	$600,004
Cloudera, Inc. Series F	2/5/14	$92,689
Cloudflare, Inc. Series D	11/5/14	$36,735
MongoDB, Inc. Series F, 8.00%	10/2/13	$1,384,992
PAX Labs, Inc. Series C	5/22/15	$831,142
Redfin Corp. Series G	12/16/14	$501,738
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$1,023,986

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,475
Fidelity Securities Lending Cash Central Fund	205,511
Total	$215,986

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$128,575,714	$128,575,714	$--	$--
Consumer Staples	40,441,014	39,074,345	--	1,366,669
Energy	3,024,682	3,024,682	--	--
Financials	35,333,973	34,842,535	--	491,438
Health Care	107,915,681	107,915,681	--	--
Industrials	55,895,078	55,895,078	--	--
Information Technology	254,587,940	250,584,026	--	4,003,914
Materials	29,525,986	29,525,986	--	--
Telecommunication Services	14,699,597	14,699,597	--	--
Money Market Funds	55,547,801	55,547,801	--	--
Total Investments in Securities:	$725,547,466	$719,685,445	$--	$5,862,021

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $538,968,374. Net unrealized appreciation aggregated $186,579,092, of which $220,832,969 related to appreciated investment securities and $34,253,877 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Strategies Portfolio

March 31, 2016

VIPVS-QTLY-0516
1.799889.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 20.2%
Auto Components - 3.3%
Delphi Automotive PLC	161,531	$12,118,056
Tenneco, Inc. (a)	30,776	1,585,272
		13,703,328
Automobiles - 3.3%
General Motors Co.	438,164	13,771,495
Diversified Consumer Services - 1.3%
Service Corp. International	213,000	5,256,840
Hotels, Restaurants & Leisure - 2.3%
Cedar Fair LP (depositary unit)	77,580	4,612,131
Wyndham Worldwide Corp.	68,133	5,207,405
		9,819,536
Household Durables - 4.2%
CalAtlantic Group, Inc.	175,611	5,868,920
Lennar Corp. Class A	144,814	7,003,205
PulteGroup, Inc.	253,911	4,750,675
		17,622,800
Leisure Products - 4.1%
Hasbro, Inc.	91,003	7,289,340
Vista Outdoor, Inc. (a)	190,200	9,873,282
		17,162,622
Media - 0.6%
Regal Entertainment Group Class A (b)	112,800	2,384,592
Specialty Retail - 0.8%
GameStop Corp. Class A (b)	106,787	3,388,352
Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.	12,400	1,228,344

TOTAL CONSUMER DISCRETIONARY		84,337,909

CONSUMER STAPLES - 8.0%
Beverages - 4.0%
Cott Corp.	1,197,561	16,643,677
Food & Staples Retailing - 2.0%
CVS Health Corp.	80,900	8,391,757
Food Products - 1.1%
Calavo Growers, Inc.	79,172	4,517,554
Household Products - 0.9%
Procter & Gamble Co.	48,500	3,992,035

TOTAL CONSUMER STAPLES		33,545,023

ENERGY - 2.7%
Energy Equipment & Services - 0.5%
Halliburton Co.	62,600	2,236,072
Oil, Gas & Consumable Fuels - 2.2%
HollyFrontier Corp.	25,700	907,724
Kinder Morgan, Inc.	58,100	1,037,666
Valero Energy Corp.	111,600	7,158,024
		9,103,414

TOTAL ENERGY		11,339,486

FINANCIALS - 17.2%
Banks - 14.9%
Bank of America Corp.	1,143,187	15,455,888
CIT Group, Inc.	53,651	1,664,791
Citigroup, Inc.	326,277	13,622,065
JPMorgan Chase & Co.	107,000	6,336,540
Regions Financial Corp.	264,237	2,074,260
SunTrust Banks, Inc.	76,400	2,756,512
U.S. Bancorp	346,916	14,081,320
Wells Fargo & Co.	128,730	6,225,383
		62,216,759
Capital Markets - 0.6%
The Blackstone Group LP	91,200	2,558,160
Insurance - 1.7%
AFLAC, Inc.	54,014	3,410,444
Progressive Corp.	106,400	3,738,896
		7,149,340

TOTAL FINANCIALS		71,924,259

HEALTH CARE - 17.0%
Health Care Equipment & Supplies - 6.3%
Alere, Inc. (a)	58,717	2,971,667
Boston Scientific Corp. (a)	608,900	11,453,409
St. Jude Medical, Inc.	158,000	8,690,000
Zimmer Biomet Holdings, Inc.	29,200	3,113,596
		26,228,672
Health Care Providers & Services - 3.8%
DaVita HealthCare Partners, Inc. (a)	54,104	3,970,152
Universal Health Services, Inc. Class B	95,086	11,859,126
		15,829,278
Life Sciences Tools & Services - 0.8%
PerkinElmer, Inc.	70,800	3,501,768
Pharmaceuticals - 6.1%
Johnson & Johnson	64,000	6,924,800
Merck & Co., Inc.	160,800	8,507,928
Sanofi SA sponsored ADR	247,856	9,953,897
		25,386,625

TOTAL HEALTH CARE		70,946,343

INDUSTRIALS - 8.6%
Aerospace & Defense - 4.9%
Esterline Technologies Corp. (a)	61,378	3,932,488
Honeywell International, Inc.	47,600	5,333,580
Orbital ATK, Inc.	95,150	8,272,341
Textron, Inc.	76,333	2,783,101
		20,321,510
Airlines - 0.3%
Air Canada (a)	214,400	1,479,133
Machinery - 2.1%
Deere & Co. (b)	56,100	4,319,139
Ingersoll-Rand PLC	71,000	4,402,710
		8,721,849
Road & Rail - 0.5%
Hertz Global Holdings, Inc. (a)	187,600	1,975,428
Trading Companies & Distributors - 0.8%
Aircastle Ltd.	159,300	3,542,832

TOTAL INDUSTRIALS		36,040,752

INFORMATION TECHNOLOGY - 5.3%
IT Services - 0.9%
Fidelity National Information Services, Inc.	56,540	3,579,547
Semiconductors & Semiconductor Equipment - 2.5%
Cypress Semiconductor Corp. (b)	514,072	4,451,864
Micron Technology, Inc. (a)	190,742	1,997,069
ON Semiconductor Corp. (a)	390,891	3,748,645
		10,197,578
Software - 1.9%
Microsoft Corp.	146,376	8,084,346

TOTAL INFORMATION TECHNOLOGY		21,861,471

MATERIALS - 12.1%
Chemicals - 9.4%
Ashland, Inc.	27,700	3,045,892
Axiall Corp.	94,539	2,064,732
LyondellBasell Industries NV Class A	328,408	28,105,156
PPG Industries, Inc.	52,694	5,874,854
		39,090,634
Containers & Packaging - 2.7%
WestRock Co.	293,600	11,459,208

TOTAL MATERIALS		50,549,842

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
Level 3 Communications, Inc. (a)	190,365	10,060,790
UTILITIES - 2.5%
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. (a)	109,137	1,655,608
Dynegy, Inc. (a)	150,700	2,165,559
		3,821,167
Multi-Utilities - 1.6%
Sempra Energy	61,261	6,374,207

TOTAL UTILITIES		10,195,374

TOTAL COMMON STOCKS
(Cost $280,100,034)		400,801,249
	Principal Amount	Value

Nonconvertible Bonds - 0.5%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp. 4.875% 4/15/22	4,780,000	1,673,000
Peabody Energy Corp. 6.25% 11/15/21	4,595,000	327,394
TOTAL NONCONVERTIBLE BONDS
(Cost $6,217,957)		2,000,394
	Shares	Value

Money Market Funds - 6.9%
Fidelity Cash Central Fund, 0.39% (c)	16,765,575	16,765,575
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	12,006,668	12,006,668
TOTAL MONEY MARKET FUNDS
(Cost $28,772,243)		28,772,243
TOTAL INVESTMENT PORTFOLIO - 103.4%
(Cost $315,090,234)		431,573,886
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(14,295,261)
NET ASSETS - 100%		$417,278,625

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,741
Fidelity Securities Lending Cash Central Fund	38,334
Total	$50,075

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$84,337,909	$84,337,909	$--	$--
Consumer Staples	33,545,023	33,545,023	--	--
Energy	11,339,486	11,339,486	--	--
Financials	71,924,259	71,924,259	--	--
Health Care	70,946,343	70,946,343	--	--
Industrials	36,040,752	36,040,752	--	--
Information Technology	21,861,471	21,861,471	--	--
Materials	50,549,842	50,549,842	--	--
Telecommunication Services	10,060,790	10,060,790	--	--
Utilities	10,195,374	10,195,374	--	--
Corporate Bonds	2,000,394	--	2,000,394	--
Money Market Funds	28,772,243	28,772,243	--	--
Total Investments in Securities:	$431,573,886	$429,573,492	$2,000,394	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $315,040,322. Net unrealized appreciation aggregated $116,533,564, of which $140,090,883 related to appreciated investment securities and $23,557,319 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016